Average Annual Total Returns - Eaton Vance Emerging Markets Debt Opportunities Fund	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index One Year	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index Five Years	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date	Class R6 One Year	Class R6 Five Years	Class R6 Life of Fund	Class R6 Inception Date
Total	(13.34%)	(1.26%)	0.13%	(9.48%)	2.02%	2.66%	Sep. 03, 2015	(11.84%)	(0.40%)	0.54%	(4.85%)	0.74%	1.19%	(6.27%)	2.95%	3.23%	Sep. 03, 2015	(6.15%)	3.01%	3.24%	Feb. 04, 2013